Pensions And Other Postemployment Benefits (Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended									3 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pension Benefits [Member] United States Plans [Member]	Dec. 31, 2011 Pension Benefits [Member] United States Plans [Member]	Dec. 31, 2010 Pension Benefits [Member] United States Plans [Member]	Dec. 31, 2012 Pension Benefits [Member] Non-U.S. Plans [Member]	Dec. 31, 2011 Pension Benefits [Member] Non-U.S. Plans [Member]	Dec. 31, 2010 Pension Benefits [Member] Non-U.S. Plans [Member]	Sep. 30, 2010 Other Postemployment Benefits [Member]	Jun. 30, 2010 Other Postemployment Benefits [Member]	Dec. 31, 2012 Other Postemployment Benefits [Member]	Dec. 31, 2011 Other Postemployment Benefits [Member]	Dec. 31, 2010 Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost					$ 21	$ 19	$ 21	$ 9	$ 9	$ 8			$ 1	$ 1	$ 1
Interest cost					53	58	61	16	17	16			14	18	21
Expected return on plan assets					(52)	(55)	(50)	(2)	(3)	(2)
Amortization of actuarial losses					35	24	25						2	1
Amortization of prior service credit								1					(14)	(16)	(12)
Settlement gain					(1)
Curtailment gain	(51)	(51)	(1)	(29)	(1)						(24)	(4)	(51)	(1)	(29)
Net periodic cost (credit)					$ 55	$ 46	$ 57	$ 24	$ 23	$ 22			$ (48)	$ 3	$ (19)